Segment Information Segment Information (Reconciliation of Operating Revenues to Total Revenues) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 1,880	$ 1,972	$ 2,025	$ 965	$ (553)	$ 1,766	$ (584)	$ 2,389	$ 6,842	$ 3,018	$ 8,891
Annuities
Segment Reporting Information [Line Items]
Revenues									4,370	4,958	5,229
Life
Segment Reporting Information [Line Items]
Revenues									1,315	1,249	1,137
Run-off
Segment Reporting Information [Line Items]
Revenues									2,147	2,343	2,367
Corporate & Other
Segment Reporting Information [Line Items]
Revenues									510	401	415
Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues									$ (1,500)	$ (5,933)	$ (257)